INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect		23.00%	23.00%	23.00%	24.00%
Reduced tax rate		23.00%	23.00%
Operating loss carry-forwards		$ 75,605
Capital tax losses		219
Operating loss carry-forward post-tax act losses				$ 17,171
Tax exempt profits		14,716
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed		$ 3,613
Foreign tax rate		4.00%	4.00%
Consolidated revenue threshhold for technological preferred enterprise taxation | ₪			₪ 10,000
Percentage of annual income derived from exports		25.00%	25.00%
Capital gains tax rate		12.00%	12.00%
Purchase of intangible assets from foreign resident | ₪			₪ 200
Withholding tax rate		20.00%	20.00%
Undistributed earnings		$ 36,454
Interest expense (income) related to uncertain tax positions		47		(38)	$ 56
Total accrual for interest		$ 112		$ 65
Percentage of taxable income limitation		80.00%	80.00%
Compensation paid per officer per under the rule non deductable					$ 1,000
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	24.00%
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		$ 58,004
Operating loss carry-forwards, expiration term		20 years	20 years
U.S. subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		$ 40,833
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect		12.00%	12.00%
Minimum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate		21.00%	21.00%
Maximum [Member] | TCJA [Member]
Operating Loss Carryforwards [Line Items]
Reduced tax rate		35.00%	35.00%